Organization and description of business operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and description of business operations
Organization and description of business operations

Note 1. Organization and description of business operations

PaxMedica, Inc. (the “Company”) is a clinical stage biopharmaceutical company organized as a Delaware limited liability company on April 5, 2018 (“Inception”) to focus on the development of drug candidates for the treatment of autism spectrum disorder (ASD), Fragile X syndrome tremor-ataxia (FXTAS) and Human African Trypanosomiasis (HAT).

Initial Public Offering

On August 9, 2022, the Company entered into an underwriting agreement relating to the public offering of its common stock, par value $0.0001 per share. The Company agreed to sell 1,545,454 shares of its common stock to the underwriters, at a purchase price per share of $4.83 (the offering price to the public of $5.25 per share minus the underwriters’ discount), pursuant to the Company’s registration statement on Form S-1 (File No. 333-239676), as amended, under the Securities Act of 1933, that was filed by the Company under Rule 462(b) under the Securities Act. The Company also granted the underwriters a 45-day option to purchase up to 231,818 additional shares of common stock to cover over-allotments. On August 30, 2022, the Company received net proceeds from its public offering of approximately $6.0 million, net of underwriter fees and commissions of approximately $0.8 million, and offering costs of approximately $1.4 million. In connection with its public offering the Company issued 108,181 warrants to purchase shares of the Company’s common stock with an exercise price of $6.5625 per share.

Going concern, liquidity and capital resources

The Company has no product revenues, incurred operating losses since inception, and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company had an accumulated deficit of approximately $28.5 million at September 30, 2022, a net loss of approximately $9.6 million, and approximately $3.0 million of net cash used in operating activities for the nine months ended September 30, 2022.

2022 Notes

During the second and third quarters of 2022, the Company entered into senior secured convertible promissory notes (the “2022 Notes”) with a principal balance totaling approximately $1.5 million. The 2022 Notes contain an original issue discount totaling $0.3 million and the Company received net proceeds of approximately $1.2 million (See Note 6).

Series X Preferred Stock

On August 2, 2022, the Company issued 3,200 shares of Series X preferred stock, par value $0.0001 per share at a purchase price of $100 per share. The Company received net proceeds of approximately $0.3 million, net of fees. (See Note 8).

Going Concern

The accompanying condensed financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

The Company’s future liquidity and capital funding requirements will depend on numerous factors, including:

●	its ability to raise additional funds to finance its operations;
●	the outcome, costs and timing of clinical trial results for the Company’s current or future product candidates;
●	the emergence and effect of competing or complementary products;
●	its ability to maintain, expand and defend the scope of its intellectual property portfolio, including the amount and timing of any payments the Company may be required to make, or that it may receive, in connection with the licensing, filing, prosecution, defense and enforcement of any patents or other intellectual property rights;
●	its ability to retain its current employees and the need and ability to hire additional management and scientific and medical personnel; and
●	the terms and timing of any collaborative, licensing or other arrangements that it has or may establish.

The Company will likely need to raise substantial additional funds through one or more of the following: issuance of additional debt or equity, or the completion of a licensing transaction for one or more of the Company’s pipeline assets. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. This could affect future development and business activities and potential future clinical studies and/or other future ventures. Failure to obtain additional equity or debt financing will have a material, adverse impact on the Company’s business operations. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all. Additionally, equity or debt financings will likely have a dilutive effect on the holdings of the Company’s existing stockholders. Accordingly, there are material risks and uncertainties that raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these condensed financial statements. The accompanying condensed financial statements do not include any adjustments that result from the outcome of these uncertainties.

The COVID-19 global pandemic has been unprecedented and unpredictable, is likely to continue to result in significant national and global economic disruption, which may adversely affect our business. Based on the Company’s current assessment, the Company does not expect any material impact on its long-term development timeline and its liquidity due to the worldwide spread of the COVID-19 virus. However, the Company is continuing to assess the effect on its operations by monitoring the spread of COVID-19 and the resulting global pandemic and the actions implemented to combat the virus throughout the world.

Note 1. Organization and description of business operations

PaxMedica, Inc. (Formerly Purinix Pharmaceuticals LLC) (the “Company”) is a clinical stage biopharmaceutical company organized as a Delaware limited liability company on April 5, 2018 (“Inception”) to focus on the development of drug candidates for the treatment of autism spectrum disorder (ASD), Fragile X syndrome tremor-ataxia (FXTAS) and Human African Trypanosomiasis (HAT).

On April 15, 2020, Purinix Pharmaceuticals LLC converted from a limited liability company (“ LLC”) to a Delaware corporation and changed its name to PaxMedica, Inc., resulting in a new capital structure consisting of two classes of stock: common and preferred, each having a par value of $0.0001. The Company has authorized 20,000,000 shares of common stock and 2,696,439 shares of preferred stock. This conversion resulted in conversion of the current members’ LLC interests into an aggregate of 2,696,439 shares of preferred stock, which are convertible into 1,557,435 shares of common stock, and 5,775,898 shares of common stock of the Company.

On July 22, 2020, the Company filed with the state of Delaware a certificate of amendment for its certificate of incorporation and effected a 1-for-0.5775898 reverse stock split of its common stock. All share and per share information in the accompanying financial statements and footnotes has been retroactively adjusted for the effects of the reverse split for all periods presented.

Going concern, liquidity and capital resources

The Company has no product revenues, incurred operating losses since inception, and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company had an accumulated deficit of approximately $18.9 million at December 31, 2021, a net loss of approximately $10.2 million, and approximately $5.5 million of net cash used in operating activities for the year ended December 31, 2021.

On March 19, 2021, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with an investor and received proceeds of $5.0 million. Under the terms of the SAFE, the investor has rights to certain shares of the Company’s common and preferred stock at a discount to the price at which those securities might be issued (See Note 6).

The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

The Company’s future liquidity and capital funding requirements will depend on numerous factors, including:

●	its ability to raise additional funds to finance its operations;
●	the outcome, costs and timing of clinical trial results for the Company’s current or future product candidates;
●	the emergence and effect of competing or complementary products;
●	its ability to maintain, expand and defend the scope of its intellectual property portfolio, including the amount and timing of any payments the Company may be required to make, or that it may receive, in connection with the licensing, filing, prosecution, defense and enforcement of any patents or other intellectual property rights;
●	its ability to retain its current employees and the need and ability to hire additional management and scientific and medical personnel; and
●	the terms and timing of any collaborative, licensing or other arrangements that it has or may establish.

The Company will likely need to raise substantial additional funds through one or more of the following: issuance of additional debt or equity, or the completion of a licensing transaction for one or more of the Company’s pipeline assets. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. This could affect future development and business activities and potential future clinical studies and/or other future ventures. Failure to obtain additional equity or debt financing will have a material, adverse impact on the Company’s business operations. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all. Additionally, equity or debt financings will likely have a dilutive effect on the holdings of the Company’s existing stockholders. Accordingly, there are material risks and uncertainties that raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. The accompanying financial statements do not include any adjustments that result from the outcome of these uncertainties.

The COVID-19 global pandemic has been unprecedented and unpredictable, is likely to continue to result in significant national and global economic disruption, which may adversely affect our business. Based on the Company’s current assessment, the Company does not expect any material impact on its long-term development timeline and its liquidity due to the worldwide spread of the COVID-19 virus. However, the Company is continuing to assess the effect on its operations by monitoring the spread of COVID-19 and the resulting global pandemic and the actions implemented to combat the virus throughout the world.